Accounting policies (Details)	12 Months Ended
Dec. 31, 2017
Plant and equipment [Member] | Bottom of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	15 years
Plant and equipment [Member] | Top of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	65 years
Pipelines, networks and lines [member] | Bottom of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Pipelines, networks and lines [member] | Top of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	59 years
Buildings [member] | Bottom of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	12 years
Buildings [member] | Top of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	80 years
Other [member] | Bottom of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Other [member] | Top of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	33 years